Consolidated statements of changes in equity (CHF) In Millions, unless otherwise specified		Total	Total shareholders' equity	Common shares	Additional paid-in capital		Retained earnings	Treasury shares, at cost	Accumulated other comprehensive income	Noncontrolling interests		Bank	Bank Total shareholders' equity	Bank Common shares and participation certificates	Bank Additional paid-in capital		Bank Retained earnings	Bank Treasury shares, at cost		Bank Accumulated other comprehensive income	Bank Noncontrolling interests
Balance at Dec. 31, 2010		43,015	33,282	47	23,026		25,316	(552)	(14,555)	9,733		41,150	29,769	4,400	24,993		11,105	0		(10,729)	11,381
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, changing ownership		(100)	6		6					(106)		(1)	(5)		(5)						4
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(3,042)								(3,042)		(3,369)									(3,369)
Sale of subsidiary shares to noncontrolling interests, changing ownership			(7)		(7)					7
Sale of subsidiary shares to noncontrolling interests, not changing ownership		522								522		544									544
Net income/(loss)		2,741	1,953				1,953			788		1,993	1,141				1,141				852
Total other comprehensive income/(loss), net of tax		(534)	(579)						(579)	45		(187)	(226)							(226)	39
Issuance of common shares		1,127	1,127	2	1,125
Other activities relating to the issuance of common shares												(2)	(2)		(2)
Sale of treasury shares		11,853	11,853		(102)			11,955				615	615		3			612
Repurchase of treasury shares		(11,790)	(11,790)					(11,790)				(612)	(612)					(612)
Share-based compensation, net of tax		152	152		(145)			297
Share-based compensation, net of tax												(147)	(145)		(145)						(2)
Financial instruments indexed to own shares		164	164		164
Dividends on share-based compensation, net of tax												(85)	(85)		(85)
Dividends paid		(1,948)	(1,862)				(216)					(481)	(422)				(422)
Dividends paid out of reserves from capital contributions					(1,646)
Cash dividends paid to noncontrolling interest holders										(86)											(59)
Changes in redeemable noncontrolling interests		(765)	(625)		(625)					(140)		(765)	(625)		(625)						(140)
Change in scope of consolidation, net		(310)								(310)		(302)									(302)
Balance at Dec. 31, 2011		41,085	33,674	49	21,796		27,053	(90)	(15,134)	7,411		38,351	29,403	4,400	24,134		11,824	0		(10,955)	8,948
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, changing ownership		40	44		44					(4)		162	252		252						(90)
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(809)								(809)		(875)									(875)
Sale of subsidiary shares to noncontrolling interests, not changing ownership		116								116		240									240
Net income/(loss)		1,696	1,349				1,349			347		1,506	2,095				2,095				(589)
Total other comprehensive income/(loss), net of tax		(894)	(769)						(769)	(125)		(1,212)	(1,001)							(1,001)	(211)
Issuance of common shares		1,930	1,930	4	1,926
Sale of treasury shares		8,355	8,355		(3)			8,358
Repurchase of treasury shares		(8,859)	(8,859)					(8,859)
Share-based compensation, net of tax		1,064	1,064		932			132				889	889		889
Financial instruments indexed to own shares		(9)	(9)		(9)
Dividends on share-based compensation, net of tax												(50)	(50)		(50)
Dividends paid		(1,296)	(1,242)				(231)					(321)	(267)				(267)
Dividends paid out of reserves from capital contributions					(1,011)
Cash dividends paid to noncontrolling interest holders										(54)											(54)
Changes in redeemable noncontrolling interests		(7)	(7)		(7)							(7)	(7)		(7)
Change in scope of consolidation, net		(96)								(96)		25									25
Other		(32)	(32)		(32)							3,453	3,453		3,468		(15)
Balance at Dec. 31, 2012		42,284	35,498	53	23,636		28,171	(459)	(15,903)	6,786		42,161	34,767	4,400	28,686		13,637	0	[1]	(11,956)	7,394
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, changing ownership		194	216		216					(22)		(22)									(22)
Purchase of subsidiary shares from noncontrolling interests, not changing ownership	[2],[3]	(2,467)								(2,467)		(5,060)									(5,060)
Sale of subsidiary shares to noncontrolling interests, not changing ownership	[3]	438								438		693									693
Net income/(loss)		2,977	2,326				2,326			651	[4]	2,650	1,778				1,778				872	[4]
Total other comprehensive income/(loss), net of tax		(86)	28						28	(114)		(2,274)	(2,238)							(2,238)	(36)
Issuance of common shares		4,233	4,233	11	4,222
Sale of treasury shares		10,310	10,310		(50)			10,360
Repurchase of treasury shares		(10,202)	(10,202)					(10,202)
Share-based compensation, net of tax		375	375		213	[5]		162				196	196		196	[5]
Financial instruments indexed to own shares	[6]	(93)	(93)		(93)
Dividends on share-based compensation, net of tax												(87)	(87)		(87)
Dividends paid		(564)	(505)				(236)					(305)	(246)				(246)
Dividends paid out of reserves from capital contributions	[7]				(269)
Cash dividends paid to noncontrolling interest holders										(59)											(59)
Changes in redeemable noncontrolling interests		(13)	(13)		(13)							(13)	(13)		(13)
Change in scope of consolidation, net		(211)								(211)		(211)									(211)
Other		(9)	(9)		(9)							5,835	5,835		5,835	[8]
Balance at Dec. 31, 2013		47,166	42,164	64	27,853		30,261	(139)	(15,875)	5,002		43,563	39,992	4,400	34,617		15,169	0	[1]	(14,194)	3,571

[1]	Reflects Credit Suisse Group shares which are reported as treasury shares. Those shares are held to economically hedge share award obligations.
[2]	Distributions to owners in funds include the return of original capital invested and any related dividends.
[3]	Transactions with and without ownership changes related to fund activity are all displayed under "not changing ownership".
[4]	Net income attributable to noncontrolling interests excludes CHF (12) million due to redeemable noncontrolling interests.
[5]	Includes a net tax charge of CHF 24 million from the excess recognized compensation expense over fair value of shares delivered.
[6]	The Group had purchased certain call options on its own shares to economically hedge share-based compensation awards. In accordance with US GAAP, these call options were designated as equity instruments and, as such, were initially recognized in shareholders' equity at their fair values and not subsequently remeasured.
[7]	Paid out of reserves from capital contributions.
[8]	Includes a contribution in kind of preferred shares in Credit Suisse Holdings (USA), Inc. from Credit Suisse Group AG to Credit Suisse AG and a capital contribution from Credit Suisse Group AG to Credit Suisse AG.